Financial Assets and Financial Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Financial Assets and Financial Liabilities [Line Items]
Accrued receivables	$ 10,171,532	$ 802,988
Percentage of discount rate	8.46%	8.96%